Other financial instruments (Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities, Other Securities Investments, Investments and Other Assets in Affiliated Companies and Derivative Financial Instruments) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Assets (Liabilities)
Cash and cash equivalents	¥ 3,574,704	¥ 3,052,269
Time deposits	1,126,352	901,244
Other receivables	568,156	489,338
Short-term borrowings	(5,344,973)	(5,154,913)
Carrying amount
Assets (Liabilities)
Cash and cash equivalents	3,574,704	3,052,269
Time deposits	1,126,352	901,244
Total finance receivables, net	15,450,745	14,508,614
Other receivables	568,156	489,338
Short-term borrowings	(5,344,973)	(5,154,913)
Long-term debt including the current portion	(14,786,184)	(14,172,025)
Estimated fair value
Assets (Liabilities)
Cash and cash equivalents	3,574,704	3,052,269
Time deposits	1,126,352	901,244
Total finance receivables, net	15,668,542	14,615,409
Other receivables	568,156	489,338
Short-term borrowings	(5,344,973)	(5,154,913)
Long-term debt including the current portion	(14,620,164)	(14,206,148)
Estimated fair value | Level 1
Assets (Liabilities)
Cash and cash equivalents	2,980,504	2,278,060
Estimated fair value | Level 2
Assets (Liabilities)
Cash and cash equivalents	594,200	774,209
Time deposits	1,126,352	901,244
Short-term borrowings	(5,285,807)	(5,154,913)
Long-term debt including the current portion	(12,786,541)	(12,265,260)
Estimated fair value | Level 3
Assets (Liabilities)
Total finance receivables, net	15,668,542	14,615,409
Other receivables	568,156	489,338
Short-term borrowings	(59,166)
Long-term debt including the current portion	¥ (1,833,623)	¥ (1,940,888)